PENSION PLANS - Plan Assets Measured at Fair Value Using Level 3 Inputs (Details) (Pension plans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 02, 2011
Change in Plan Assets
Fair value of plan assets at beginning of year	$ 256,589	$ 264,887
Actual return on plan assets
Transfers in and/or out of level 3	0
Fair value of plan assets at end of year	261,811	264,887
Level 3
Change in Plan Assets
Fair value of plan assets at beginning of year	109,042
Actual return on plan assets
Assets still held at December 30, 2012	933
Assets sold during the period	1,371
Purchases, sales, and settlements	(15,304)
Transfers in and/or out of level 3	1,716
Fair value of plan assets at end of year	97,758
Commingled Equity and Fixed Income | Level 3
Change in Plan Assets
Fair value of plan assets at beginning of year	37,546
Actual return on plan assets
Assets still held at December 30, 2012	391
Assets sold during the period	46
Purchases, sales, and settlements	(3,104)
Transfers in and/or out of level 3	1,716
Fair value of plan assets at end of year	36,595
Private Equity Funds | Level 3
Change in Plan Assets
Fair value of plan assets at beginning of year	9,323
Actual return on plan assets
Assets still held at December 30, 2012	0
Assets sold during the period	604
Purchases, sales, and settlements	(6,051)
Transfers in and/or out of level 3	0
Fair value of plan assets at end of year	3,876
Hedge Funds | Level 3
Change in Plan Assets
Fair value of plan assets at beginning of year	45,495
Actual return on plan assets
Assets still held at December 30, 2012	542
Assets sold during the period	0
Purchases, sales, and settlements	11,250
Transfers in and/or out of level 3	0
Fair value of plan assets at end of year	57,287
Real Estate | Level 3
Change in Plan Assets
Fair value of plan assets at beginning of year	16,678
Actual return on plan assets
Assets still held at December 30, 2012	0
Assets sold during the period	721
Purchases, sales, and settlements	(17,399)
Transfers in and/or out of level 3	0
Fair value of plan assets at end of year	$ 0